Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Due to related parties	$ 17,447	$ 10,572
Deferred revenue - current (f)	10,302	7,739
Manager - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	15,957	8,138
Management fee payable to CSM (b)
Liabilities:
Due to related parties	1,490	2,434
Capital Maritime And Trading Corp
Liabilities:
Deferred revenue - current (f)	4,637	4,225
Total liabilities	$ 22,084	$ 14,797